Net Revenue	12 Months Ended
Dec. 31, 2023
Text Block [Abstract]
Net Revenue
22.	NET REVENUE

a.	Disaggregation of revenue from contracts with customers

	Years Ended December 31
	2021	2022	2023
	NT$	NT$	NT$

Product	(In Millions)	(In Millions)	(In Millions)

Wafer	$1,405,300.3	$1,991,855.9	$1,882,518.1
Others	182,114.7	272,035.4	279,217.7

	$1,587,415.0	$2,263,891.3	$2,161,735.8

	Years Ended December 31
	2021	2022	2023
	NT$	NT$	NT$

Geography	(In Millions)	(In Millions)	(In Millions)

Taiwan	$203,963.7	$210,470.8	$149,777.4
United States	1,015,996.4	1,493,328.8	1,408,841.9
China	164,552.1	245,168.8	267,154.1
Japan	71,920.8	119,099.3	132,072.0
Europe, the Middle East and Africa	89,010.1	123,767.1	117,348.2
Others	41,971.9	72,056.5	86,542.2

	$1,587,415.0	$2,263,891.3	$2,161,735.8

The Company categorized the net revenue mainly based on the countries where the customers are headquartered.

	Years Ended December 31
	2021	2022	2023
	NT$	NT$	NT$

Platform	(In Millions)	(In Millions)	(In Millions)

High Performance Computing	$587,780.1	$932,383.7	$934,768.6
Smartphone	695,091.2	888,879.2	814,914.3
Internet of Things	133,006.0	196,115.0	161,916.5
Automotive	67,076.4	116,381.0	133,654.3
Digital Consumer Electronics	55,577.2	56,158.8	46,999.8
Others	48,884.1	73,973.6	69,482.3

	$1,587,415.0	$2,263,891.3	$2,161,735.8

	Years Ended December 31
	2021	2022	2023
	NT$	NT$	NT$
Resolution	(In Millions)	(In Millions)	(In Millions)

3-nanometer	$-	$-	$108,045.3
5-nanometer	262,327.4	508,689.9	629,300.4
7-nanometer	440,383.1	535,153.8	357,247.4
10-nanometer	660.0	24.9	23.3
16-nanometer	191,058.9	258,544.3	191,306.1
20-nanometer	5,668.8	8,853.3	10,359.0
28-nanometer	153,066.6	206,611.9	186,924.9
40/45-nanometer	103,413.6	145,546.2	114,667.4
65-nanometer	66,467.9	93,288.6	107,425.4
90-nanometer	32,260.3	40,184.2	25,642.0
0.11/0.13 micron	40,558.5	57,992.3	47,149.3
0.15/0.18 micron	86,700.3	110,571.2	86,614.2
0.25 micron and above	22,734.9	26,395.3	17,813.4

Wafer revenue	$1,405,300.3	$1,991,855.9	$1,882,518.1

b.	Contract balances

	January 1, 2022	December 31, 2022	December 31, 2023
	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)
Contract liabilities (classified under accrued expenses and other current liabilities)	$39,762.6	$70,806.6	$52,736.4

The changes in the contract liability balances primarily result from the timing difference between the satisfaction of performance obligation and the customer’s payment.
The Company recognized revenue from the beginning balance of contract liability, which amounted to NT$11,590.4 million, NT$38,433.1 million and NT$69,598.3 million for the years ended December 31, 2021, 2022 and 2023, respectively.

c.	Temporary receipts from customers

	December 31, 2022	December 31, 2023
	NT$	NT$
	(In Millions)	(In Millions)

Current portion (classified under accrued expenses and other current liabilities)	$107,723.6	$114,639.5
Noncurrent portion (classified under other noncurrent liabilities)	168,399.2	163,655.1

	$276,122.8	$278,294.6

The Company’s temporary receipts from customer are payments made by customers to the Company to retain the Company’s capacity. When the terms and conditions set forth in the agreements are subsequently satisfied, the treatment of temporary receipts, either by refund or by accounts receivable offsetting, will be determined by mutual consent.

d.	Refund liabilities
Estimated sales returns and other allowances is made and adjusted based on historical experience and the consideration of varying contractual terms. As of December 31, 2022 and 2023, the aforementioned refund liabilities amounted to NT$53,078.4 million and NT$37,847.6 million (classified under accrued expenses and other current liabilities), respectively.